Subsequent Events (Capital Transactions) (Detail - Narrative) - USD ($) $ in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 08, 2017	Aug. 10, 2017	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital					$ 26	$ 50	$ 40
Cash Capital Contribution
Subsequent Event [Line Items]
Capital contribution					$ 1,600	$ 21	$ 476
Subsequent Event
Subsequent Event [Line Items]
Amount of other increase (decrease) in additional paid in capital (APIC) due to a return of capital				$ 2,700
Subsequent Event | Cash Capital Contribution
Subsequent Event [Line Items]
Capital contribution	$ 100	$ 400	$ 600